Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 78,713,885	$ 99,039,172
Trade and other receivables	3,564,333	2,847,229
Inventory	2,000,808	3,165,932
Prepayments	1,859,797	1,958,269
Escrow reserves	794,500	9,137,605
Assets classified as held for sale	2,219,952
Total current assets	89,153,275	116,148,207
Non-current assets
Property, plant and equipment	139,793,447	125,316,748
Investment securities at fair value through profit or loss	16,666,665	16,490,271
Right-of-use assets	4,484,521	4,915,035
Exploration and evaluation assets	0	2,212,013
Intangible assets and goodwill	11,990,309	12,173,710
Other assets	1,254,826	168,574
Total non-current assets	174,189,768	161,276,351
Total assets	263,343,043	277,424,558
Current liabilities
Trade and other payables	5,760,061	6,954,464
Contract liabilities	285,221	71,985
Other liabilities	285,221	71,985
Lease liabilities	345,933	353,378
Borrowings	1,341,689	1,085,314
Current Tax Liabilities	107,458
Total current liabilities	7,840,362	8,465,141
Non-current liabilities
Contract Labilities	3,000,000	3,000,000
Lease liabilities	4,479,627	4,825,560
Derivative Financial Instruments	866,278
Borrowings	63,220,501	35,077,588
Total non-current liabilities	71,566,406	42,903,148
Total liabilities	79,406,768	51,368,289
Net assets	183,936,275	226,056,269
EQUITY
Contributed equity	338,425,286	338,108,198
Reserves	30,358,828	26,547,649
Accumulated losses	(184,847,839)	(138,599,578)
Total equity	$ 183,936,275	$ 226,056,269